Percentage Allocation of Pension Plan Asset (Detail)	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Assets	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Assets	6.00%	3.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Assets	91.00%	89.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Assets	1.00%	2.00%
Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Assets	2.00%	6.00%